Accounts Payable and Accrued Liabilities - Schedule of Current and Long Term Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables And Accruals [Abstract]
Success fee obligation	$ 632	$ 3,638
Current portion	(585)	(2,983)
Long term portion	$ 47	$ 655